Leases, Right-of-Use Assets and Related Liabilities	12 Months Ended
Dec. 31, 2024
Leases, Right-of-Use Assets and Related Liabilities [Abstract]
LEASES, RIGHT-OF-USE ASSETS AND RELATED LIABILITIES

NOTE 5 — LEASES, RIGHT-OF-USE ASSETS AND RELATED LIABILITIES

Leases to explore for or use minerals, oil, natural gas, and similar nonregenerative resources (see ASC 930, Extractive Activities — Mining, and ASC 932, Extractive Activities — Oil and Gas) are excluded from the scope of ASC 842, Leases. The Company has surface and use agreements for Longanesi, Gradizza, Trava, and Armonia in Italy. These agreements are directly related to accessing the subsurface minerals and are assessed as part of the oil and gas properties. As of December 31, 2023, all leases in AleAnna’s portfolio, in addition to its lease of office space, are short-term leases (12 months or less) and did not require recognition on the balance sheet.

In July 2024, in conjunction with the Casalino acquisition, AleAnna entered into a lease of the land that holds the biomethane processing and conversion asset utilized to produce electricity. The lease term is from July 1, 2024 through December 31, 2032, with an option to extend the lease until December 31, 2041. The annual rent is €278,200 and must be paid in advance in four installments by the end of each calendar quarter. The total rent for the lease term until December 31, 2032 is €2,364,700. As of December 31, 2024, the Company’s operating lease right of use assets totaled $1.8 million, short term lease liabilities totaled $0.2 million, and long-term lease liabilities totaled $1.7 million. The Company recognized $0.1 million of operating lease expense during the year ended December 31, 2024 which was included in cost of revenues as the land being leased is directly related to the production and sale of electricity at Casalino.

The Company does not have any borrowings; therefore, it does not have an incremental borrowing rate readily determinable, and there was no incremental borrowing rate implicit in the Casalino land lease. As such, the company utilized a discount rate of 7.709% to measure its lease liability. This represents the Company’s estimated incremental borrowing rate, determined using the 3-month EURIBOR rate of 3.709% as of July 2024, plus an estimated spread of 400 basis points (4.000%), to reflect the Company’s credit risk profile. This reflects best estimate of the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.